PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Sep. 30, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, PLANT AND EQUIPMENT, NET

9.	PROPERTY, PLANT AND EQUIPMENT, NET

Property, plant and equipment and related accumulated depreciation were as follows:

	As of September 30,
	2024	2025	2025
	RMB	RMB	US$
Motor vehicles	455,795	455,795	64,025
Electronic devices, furniture and office equipment	11,800	11,800	1,657
Software application	103,010	103,010	14,470
Total	570,605	570,605	80,152
Less: accumulated depreciation	(473,246)	(487,480)	(68,476)
Property, plant and equipment, net	97,359	83,125	11,676

The Group recorded depreciation expenses of RMB111,762, RMB23,824 and RMB14,234 (US$1,999) for the years ended September 30,2023, 2024 and 2025, respectively.